Employee Benefit Plans - Schedule of Obligations and Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in projected benefit obligation:
Beginning balance	$ 29,131	$ 38,661
Service cost	946	1,491	$ 1,692
Interest cost	1,428	1,174	1,072
Actuarial loss (gain)	49	(11,301)
Benefits paid	(931)	(894)
Ending balance	30,623	29,131	38,661
Change in plan assets:
Fair value, beginning balance	30,932	37,416
Actual return on plan assets	6,350	(6,475)
Employer contribution	0	1,000
Expenses paid	(109)	(115)
Benefits paid	(931)	(894)
Fair value, ending balance	36,242	30,932	$ 37,416
Funded status at end of year	5,619	1,801
Accumulated benefit obligation	25,897	24,265
Amounts recognized in the statement of financial position consist of the following:
Non-current assets	5,619	1,801
Current liabilities	0	0
Non-current liabilities	0	0
Net asset (liability) at end of year	$ 5,619	$ 1,801